RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefits Recognised in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
Amounts recognised in the balance sheet
Retirement benefit assets	£ 4,531	£ 1,714
Retirement benefit obligations	(230)	(245)
The Group | Amount recognized
Amounts recognised in the balance sheet
Retirement benefit assets	4,531	1,714
Retirement benefit obligations	(230)	(245)
Total amounts recognised in the balance sheet	4,301	1,469
The Bank
Amounts recognised in the balance sheet
Retirement benefit assets	2,420	765
Retirement benefit obligations	(101)	(106)
The Bank | Amount recognized
Amounts recognised in the balance sheet
Retirement benefit assets	2,420	765
Retirement benefit obligations	(101)	(106)
Total amounts recognised in the balance sheet	£ 2,319	£ 659